CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value, (per share)	$ 0.000001	$ 0.000001
Preferred stock, shares authorized	36,064,095	29,496,153
Common Stock, Par or Stated Value Per Share	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, shares authorized	45,000,000	45,000,000	39,000,000
Common stock, shares issued	10,265,613	10,245,074	10,245,074
Common stock, shares outstanding	10,265,613	10,245,074	10,245,074
Temporary equity, Shares authorized	36,064,095	29,496,153	29,496,153
Temporary Equity, Shares Outstanding	36,064,095	29,496,153	29,496,153
Temporary Equity, Liquidation Preference	$ 271,148,000	$ 82,643,000	$ 82,643,000
Ivanhoe Capital Acquisition Corp [Member]
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Shares Issued, Price Per Share	$ 10.00	$ 10.00
Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	27,600,000	0
Common stock, shares outstanding	27,600,000	0
Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member] | Previously Reported [Member]
Common stock, shares authorized		2,000,000,000
Class A Common Stock Subject to Redemption | Ivanhoe Capital Acquisition Corp [Member]
Temporary equity, par value, (per share)	$ 0.0001	$ 0.0001
Temporary Equity, Shares Outstanding	27,600,000	0
Temporary equity, shares issued	27,600,000	0
Shares Issued, Price Per Share	$ 10.00	$ 10.00
Common Class B [Member] | Ivanhoe Capital Acquisition Corp [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	6,900,000	6,900,000
Common stock, shares outstanding	6,900,000	6,900,000
Number Of Shares Subject To Forfeiture		900,000
Redeemable Convertible Preferred Stock [Member]
Temporary equity, par value, (per share)	$ 0.000001	$ 0.000001	$ 0.000001
Temporary equity, Shares authorized	36,064,095	29,496,153	29,496,153
Temporary Equity, Shares Outstanding	36,064,095	29,496,153	29,496,153
Temporary equity, shares issued	36,064,095	29,496,153	29,496,153
Temporary Equity, Liquidation Preference	$ 271,148,000	$ 82,643,000	$ 82,643,000